FINANCIAL STATEMENT SCHEDULE I (BALANCE SHEET) (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 1,006,536	$ 3,038,827
Prepaid expenses and other current assets	280,876	224,645
Total current assets	2,631,547	3,576,578
TOTAL ASSETS	6,418,243	7,426,866
Current liabilities:
Accrued expenses and other current liabilities	33,309	73,082
Total current liabilities	521,235	836,429
Equity:
Ordinary shares ($0.0001 par value 500,000,000 shares authorized as of December 31, 2023 and 2024; 415,330,312 shares issued and 328,513,282 shares outstanding as of December 31, 2023; 421,521,162 shares issued and 333,759,632 shares outstanding as of December 31, 2024)	42	41
Additional paid-in capital	2,408,799	2,340,084
Retained earnings	2,983,173	3,328,388
Accumulated other comprehensive loss	(413,210)	(293,997)
Treasury shares, at cost (86,817,030 shares as of December 31, 2023; 87,761,530 shares as of December 31, 2024)	(617,612)	(612,609)
Total Daqo New Energy Corp. shareholders' equity	4,361,192	4,761,907
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 6,418,243	$ 7,426,866
Ordinary shares:
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	421,521,162	415,330,312
Ordinary shares, shares outstanding	333,759,632	328,513,282
Treasury shares	87,761,530	86,817,030
Parent Company
Current assets:
Cash and cash equivalents	$ 299,576	$ 218,841
Total current assets	299,576	218,841
Investments in subsidiaries	4,062,484	4,632,501
TOTAL ASSETS	4,362,060	4,851,342
Current liabilities:
Accrued expenses and other current liabilities	868	89,435
Total current liabilities	868	89,435
Equity:
Ordinary shares ($0.0001 par value 500,000,000 shares authorized as of December 31, 2023 and 2024; 415,330,312 shares issued and 328,513,282 shares outstanding as of December 31, 2023; 421,521,162 shares issued and 333,759,632 shares outstanding as of December 31, 2024)	42	41
Additional paid-in capital	2,408,799	2,340,084
Retained earnings	2,983,173	3,328,388
Accumulated other comprehensive loss	(413,210)	(293,997)
Treasury shares, at cost (86,817,030 shares as of December 31, 2023; 87,761,530 shares as of December 31, 2024)	(617,612)	(612,609)
Total Daqo New Energy Corp. shareholders' equity	4,361,192	4,761,907
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 4,362,060	$ 4,851,342
Ordinary shares:
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	421,521,162	415,330,312
Ordinary shares, shares outstanding	333,759,632	328,513,282
Treasury shares	87,761,530	86,817,030